Goodwill and Intangible Assets - Intangible assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about intangible assets [line items]
Opening balance	[1]	$ 63,577
Closing balance		150,975	$ 63,577	[1]
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance		217,479	217,389
Additions		145,307
Disposals		12,443
Effect of change in exchange rates		(103)	90
Closing balance		350,240	217,479
Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance		(153,902)	(96,600)
Disposals		11,365
Effect of change in exchange rates		73	(24)
Amortization charge		(56,801)	(57,278)
Closing balance		(199,265)	(153,902)
Patents, Trademarks and Other Rights
Disclosure of detailed information about intangible assets [line items]
Opening balance		11,713
Closing balance		9,467	11,713
Patents, Trademarks and Other Rights | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance		21,745	21,745
Additions		5,550
Disposals		0
Effect of change in exchange rates		0	0
Closing balance		27,295	21,745
Patents, Trademarks and Other Rights | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance		(10,032)	(3,042)
Disposals		0
Effect of change in exchange rates		0	0
Amortization charge		(7,796)	(6,990)
Closing balance		(17,828)	(10,032)
Acquired developed technology
Disclosure of detailed information about intangible assets [line items]
Opening balance		35,079
Closing balance		78,570	35,079
Acquired developed technology | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance		137,050	136,960
Additions		72,589
Disposals		12,443
Effect of change in exchange rates		(103)	90
Closing balance		197,093	137,050
Acquired developed technology | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance		(101,971)	(80,759)
Disposals		11,365
Effect of change in exchange rates		73	(24)
Amortization charge		(27,990)	(21,188)
Closing balance		(118,523)	(101,971)
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Opening balance		16,785
Closing balance		62,938	16,785
Customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Opening balance		58,684	58,684
Additions		67,168
Disposals		0
Effect of change in exchange rates		0	0
Closing balance		125,852	58,684
Customer relationships | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about intangible assets [line items]
Opening balance		(41,899)	(12,799)
Disposals		0
Effect of change in exchange rates		0	0
Amortization charge		(21,015)	(29,100)
Closing balance		$ (62,914)	$ (41,899)

[1]	As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.